Deposits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Aggregate value of certificate of deposit over $100,000	$ 433.8	$ 368.1